Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Current derivative assets	$ 1,579
Non-current derivative assets	9,850	$ 3,154
Financial liabilities:
Current derivative liabilities	978	3,304
Non-current derivative liabilities	164	285
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	46,104	27,664
Financial liabilities:
Long-term debt, current and non-current	1,033,330	745,649
Foreign Exchange Forward Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	629
Financial liabilities:
Current derivative liabilities	17	1,265
Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	629
Financial liabilities:
Current derivative liabilities	17	1,265
Interest Rate Swap Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	950
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	961	2,039
Non-current derivative liabilities	164	285
Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	950
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	961	2,039
Non-current derivative liabilities	164	285
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Financial assets:
Cash and cash equivalents	46,104	27,664
Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Financial liabilities:
Long-term debt, current and non-current	1,032,484	743,898
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	629
Financial liabilities:
Current derivative liabilities	17	1,265
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	950
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	961	2,039
Non-current derivative liabilities	$ 164	$ 285